Amounts due to banks and customer deposits	12 Months Ended
Dec. 31, 2019
Disclosure Due To Banks And Customers [Line Items]
Disclosure of due to banks and customers [text block]

Note 18 Amounts due to banks and customer deposits

USD million	31.12.19	31.12.18
Amounts due to banks	6,570	10,962
Customer deposits	448,284	419,838
of which: demand deposits	176,010	181,869
of which: retail savings / deposits	168,581	165,790
of which: time deposits	62,315	53,624
of which: fiduciary deposits	41,378	18,556
Total amounts due to banks and customer deposits	454,854	430,801

UBS AG
Disclosure Due To Banks And Customers [Line Items]
Disclosure of due to banks and customers [text block]

Note 18 Amounts due to banks, customer deposits, and funding from UBS Group AG and its subsidiaries

a) Amounts due to banks and customer deposits

USD million	31.12.19	31.12.18
Amounts due to banks	6,570	10,962
Customer deposits	450,591	421,986
of which: demand deposits	176,972	182,642
of which: retail savings / deposits	168,581	165,790
of which: time deposits	63,659	54,998
of which: fiduciary deposits	41,378	18,556
Total amounts due to banks and customer deposits	457,161	432,948

b) Funding from UBS Group AG and its subsidiaries

USD million	31.12.19	31.12.18
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	30,105	29,988
Senior unsecured debt other than TLAC	3,389	1,031
High-trigger loss-absorbing additional tier 1 capital instruments	11,958	7,805
Low-trigger loss-absorbing additional tier 1 capital instruments	2,415	2,378
Total[1,2]	47,866	41,202
1 All balances in 2019 are against UBS Group AG as counterparty. Prior year balances were against UBS Group Funding (Switzerland) AG as counterparty. 2 UBS AG has also recognized funding from UBS Group AG and its subsidiaries that is designated at fair value. Refer to Note 22b for more information.